Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)
Victory Funds Victory Sophus Emerging Markets Fund Supplement dated August 30, 2017 to the Prospectus dated May 1, 2017 (“Prospectus”)
2. Effective September 1, 2017 the Annual Fund Operating Expenses portion of the table for the Victory Sophus Emerging Markets Fund on page 91 of the Prospectus is hereby replaced in relevant part with the following:
Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)		Class A	Class C	Class R	Class R6	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.42%	0.48%	0.37%	20.70%	0.38%
Total Annual Fund Operating Expenses		1.67%	2.48%	1.87%	21.70%	1.38%
Fee Waiver/ Expense Reimbursement	[1]	(0.33%)	(0.34%)	(0.29%)	(20.81%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.34%	2.14%	1.58%	0.89%	0.99%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2019 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.34%, 2.14%, 1.58%, 0.89% and 0.99% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

3. Effective September 1, 2017 the Fund Fees and Expenses table for the Victory Sophus Emerging Markets Fund on page 92 of the Prospectus is hereby replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,033	1,393	2,405
Class C	317	732	1,282	2,784
Class R	161	552	977	2,161
Class R6	91	3,542	6,340	10,139
Class Y	101	388	708	1,615

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class C | USD ($)	217	732	1,282	2,784

If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.